Strategic Trust
c/o U.S. Bank Global Fund Services
615 E. Michigan Street
Milwaukee, WI 53202

January 3, 2025

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:    Strategic Trust (the “Trust”)
File Nos.: 333-258490 and 811-23723

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust on behalf of its series, the Running Oak Efficient Growth ETF (the “Fund”), hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) would not have differed from that contained in the most recent amendment for the Fund dated December 29, 2024, and filed electronically as Post-Effective Amendment No. 39 to the Fund’s Registration Statement on Form N-1A on December 19, 2024.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards
Elaine E. Richards
Senior Vice President
U.S. Bank Global Fund Services
as Administrator for the Trust